Intangible Assets, Net (Details) - Schedule of intangible assets, net consisted of customer contacts acquired - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of intangible assets, net consisted of customer contacts acquired [Abstract]
Customer contracts	$ 356,870	$ 658,224
Customer relationship	1,056,162	896,572
Software	80,330	63,884
Less: accumulated amortization	(442,863)	(474,101)
Intangible assets, net	$ 1,050,499	$ 1,144,579